Related party transactions - Disclosure of transactions between related parties (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Related party transactions [abstract]
Collection	€ 48,744
Receivables	5,691
Payments	(11,535)
Liabilities	(5,121)
Net collection (payments)	37,209
Net receivables (liabilities)	€ 570